SCHEDULE OF CONTINGENT CONSIDERATION (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
Vital Intelligence Acquisition
Fair value of contingent consideration	$ 4,797,717
Change in fair value of contingent consideration	(4,103,487)
Contingent consideration at December 31, 2021 (note 20)	$ 694,230